Warrants and Share-based Payment	9 Months Ended
Sep. 30, 2020
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Warrants and Share-based Payment
Note 7—Warrants and Share-based Payment
Share-based Payment
Ascendis Pharma A/S has established warrant programs, equity-settled share-based payment transactions, as an incentive for all its employees, members of its Board of Directors and select external consultants.
Warrants are granted by the Company’s Board of Directors in accordance with authorizations given to it by the shareholders of the Company. As of September 30, 2020, 9,864,587 warrants have been granted, of which 19,580 warrants have been cancelled, 3,842,350 warrants have been exercised, 2,168 warrants have expired without being exercised, and 473,271 warrants have been forfeited. As of September 30, 2020, the Company’s Board of Directors was authorized to grant up to 1,762,700 additional warrants to employees, board members and select consultants without pre-emptive
subscription rights for the shareholders of the Company. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of the Company’s ordinary shares at the time of grant as determined by the Company’s Board of Directors. The exercise prices of outstanding warrants under the Company’s warrant programs range from €6.48 to €130.96 depending on the grant dates. Vested warrants may be exercised in two or four annual exercise periods. Apart from exercise prices and exercise periods, the programs are similar.

Warrant Activity
The following table specifies the warrant activity during the nine months ended September 30, 2020:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2020	5,820,211	46.36

Granted during the period	485,800	123.23
Exercised during the period	(571,100)	26.50
Forfeited during the period	(207,693)	58.89
Expired during the period	—	—

Outstanding at September 30, 2020	5,527,218	54.70

Vested at September 30, 2020	3,072,194	34.73

Warrant Compensation Costs
Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three Months Ended September 30,		Nine Months ended September 30,
	2020	2019	2020	2019
	(EUR’000)		(EUR’000)
Research and development costs	7,034	5,060	24,093	15,239
Selling, general, and administrative expenses	3,382	3,015	14,688	10,966

Total warrant compensation costs	10,416	8,075	38,781	26,205